HSBC Holdings statement of cash flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Face Statements [Line Items]
Interest received	$ 98,910	$ 55,664	$ 40,175
Interest paid	65,980	22,856	12,695
Dividends received	1,869	1,638	1,898
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Interest received	5,695	2,410	1,636
Interest paid	7,754	3,813	2,724
Dividends received	$ 16,824	$ 9,478	$ 11,404